797046

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

[redacted]

04043984

FORM D

RECEIVED SEP 27 2004

NOTICE OF SALE OF SECURITIES
PURSUANT TO REGULATION D,
SECTION 4(6), AND/OR
UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)

Filing Under (Check box(es) that apply): [X] Rule 504 [ ] Rule 505 [ ] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [X] New Filing [ ] Amendment

PROCESSED
SEP 28 2004
THOMSON FINANCIAL

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Equal Exchange, Inc.
Name of Issuer ([ ] check if this is an amendment and name has changed, and indicate change.)

50 United Drive, West Bridgewater, MA 02379 **(774) 776.7400**
Address of Executive Offices (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code)

Address of Principal Business Operations (Number and Street, City, State, Zip Code) Telephone Number (Including Area Code) (if different from Executive Offices)

Coffee, tea, and cocoa import and distribution
Brief Description of Business

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Dickinson, Rink J

Full Name (Last name first, if individual)

66 Larch Street Providence, RI, 02906

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Everts, Robert S.

Full Name (Last name first, if individual)

20 Newell Street, Cambridge, MA 02140

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Abbott, Denise K.,

Full Name (Last name first, if individual)

62 East Street Avon, MA 02322

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Milardo, Beth Ann

Full Name (Last name first, if individual)

16 Tecumseh St., #3, Providence, RI 02906

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Miller, Lynsey

Full Name (Last name first, if individual)

52 Hall Ave. Somerville MA 02144

Business or Residence Address

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

North, Rodney S.

Full Name (Last name first, if individual)

98 Allston Street #3 Cambridge MA 02139

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Petot, Julie

Full Name (Last name first, if individual)

30 Peter Parley Road, Jamaica Plain, MA 02130

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Sutton, Forrest

Full Name (Last name first, if individual)

128 Lowden St., Pawtucket, RI 02860

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Appleby, Terry

Full Name (Last name first, if individual)

45 South Park Street, Hanover, New Hampshire 03755

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Mason, Jean K.

Full Name (Last name first, if individual)

175 Richdale Avenue, #410, Cambridge, MA 02140

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Meehan, Susan

Full Name (Last name first, if individual)

60 Chilton Street, Cambridge, MA 02138

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [ ] Executive Officer [ ] Director [ ] General and/or Managing Partner

Williamson, Alistair

Full Name (Last name first, if individual)

8603 SE 15th Ave, Portland, OR, 97202

Business or Residence Address (Number and Street, City, State, Zip Code)

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[ ]	$ 0
Printing and Engraving Costs	[X]	$ 500.00
Legal Fees	[X]	$ 10,000.00
Accounting Fees	[ ]	$ 0
Engineering Fees	[ ]	$ 0
Sales Commissions (specify finders' fees separately)	[X]	$ 9,500.00
Other Expenses (identify) Travel, filing fees, postage	[X]	$ 16,500.00
Total	[X]	$ 37,000.00

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... **$ 763,000.00**

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	$	$
Purchase of real estate	$	$
Purchase, rental or leasing and installation of machinery and equipment	$	**$ $263,000.00**
Construction or leasing of plant buildings and facilities	$	$
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	$	$
Repayment of indebtedness	$	$
Working capital	$	$
Other (specify): **Unroasted coffee inventory**	$	**$500,000.00**
Column Totals	$	$
Total Payments Listed (column totals added)		**$763,000.00**

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL		X	None	0	0	0	0		X
AK		X	None	0	0	0	0		X
AZ		X	None	0	0	0	0		X
AR		X	None	0	0	0	0		X
CA	X		Class B to $400,000	0	0	0	0		X
CO	X		Class B to $400,000	0	0	0	0		X
CT	X		Class B to $400,000	0	0	0	0		X
DE	X		Class B to $400,000	0	0	0	0		X
DC	X		Class B to $400,000	0	0	0	0		X
FL	X		Class B to $400,000	0	0	0	0		X
GA	X		Class B to $400,000	0	0	0	0		X
HI		X	None	0	0	0	0		X
ID		X	None	0	0	0	0		X
IL	X		Class B to $400,000	0	0	0	0		X
IN	X		Class B to $400,000	0	0	0	0		X
IA	X		Class B to $400,000	0	0	0	0		X
KS		X	None	0	0	0	0		X
KY	X		Class B to $400,000	0	0	0	0		X
LA		X	None	0	0	0	0		X
ME		X	None	0	0	0	0		X
MD	X		Class B to $400,000	0	0	0	0		X
MA	X		Class B to $400,000	0	0	0	0		X
MI	X		Class B to $400,000	0	0	0	0		X
MN	X		Class B to $400,000	0	0	0	0		X
MS	X		Class B to $400,000	0	0	0	0		X
MO	X		Class B to $400,000	0	0	0	0		X
MT		X	None	0	0	0	0		X
NE		X	None	0	0	0	0		X
NV		X	None	0	0	0	0		X
NH	X		Class B to $400,000	0	0	0	0		X
NJ	X		Class B to $400,000	0	0	0	0		X
NM	X		Class B to $400,000	0	0	0	0		X
NY	X		Class B to $400,000	0	0	0	0		X

APPENDIX

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C-Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
NC	X		Class B to $400,000	0	0	0	0		X
ND		X	None	0	0	0	0		X
OH	X		Class B to $400,000	0	0	0	0		X
OK		X	None	0	0	0	0		X
OR	X		Class B to $400,000	0	0	0	0		X
PA	X		Class B to $400,000	0	0	0	0		X
RI	X		Class B to $400,000	0	0	0	0		X
SC	X		Class B to $400,000	0	0	0	0		X
SD		X	None	0	0	0	0		X
TN	X		Class B to $400,000	0	0	0	0		X
TX	X		Class B to $400,000	0	0	0	0		X
UT		X	None	0	0	0	0		X
VT	X		Class B to $400,000	0	0	0	0		X
VA		X	None	0	0	0	0		X
WA	X		Class B to $400,000	0	0	0	0		X
WV		X	None	0	0	0	0		X
WI	X		Class B to $400,000	0	0	0	0		X
WY		X	None	0	0	0	0		X
PR		X	None	0	0	0	0		X